LEASE OBLIGATIONS - Future Minimum Lease Payments (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	$ 480.1	$ 364.6
2023
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	68.9
2024
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	60.9
2025
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	51.8
2026
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	120.5
2027
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	23.6
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	$ 154.4